Condensed Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Loss for the period	$ (40,162)	$ (47,934)
Items that may be reclassified to profit and loss
Exchange differences on translation of foreign operations	237	(113)
Items that will not be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	163	194
Other comprehensive income for the period, net of tax	400	81
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (39,762)	$ (47,853)